INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of provision for income taxes (benefit)

Year Ended December 31,
	2019	2018
Current expense (benefit):
Federal	$-	$-
State	-	-
Total current expense (benefit):	-	-

Deferred expense (benefit):
Federal	-	-
State	-	-
Total deferred expense (benefit):	-	-

Total income tax expense (benefit):	$-	$-

Schedule of reconciliation between the statutory rate and the effective tax rate

	Year Ended December 31,
	2019	2018
Income at US Statutory Rate	$(211,240)	$(515,830)
Change in tax law	-	340,826
State taxes, net of Federal benefit	-	(52,000)
Valuation allowance	211,240	227,004
	$0	$0

Schedule of deferred tax assets

	Years Ended December 31,
	2019	2018

Net Operating Losses	$1,032,904	$974,283
Stock Options	250,182	131,318
Other	204	4,770
Total Deferred tax assets	$1,283,326	$1,110,371
Depreciation	(12,015)	(40,376)
Total deferred tax liability	$(12,015)	$(40,376)
Deferred tax asset (liability)	$1,271,311	$1,069,995
Valuation allowance	(1,271,311)	(1,069,995)
Net deferred tax asset (liability)	$-	$-